Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flows - Parent Company [Member] - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash used in operating activities	$ (1,207,576)	$ (204,982)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	(7,081,000)	(600,000)
Net cash used in investing activities	(7,081,000)	(600,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contribution from shareholders	34,069,438
Payment for deferred offering costs	(528,221)	(247,681)
Net cash provided by (used in) financing activities	33,541,217	(247,681)
Effect of exchange rate changes
Net increase (decrease) in cash	25,252,641	(1,052,663)
Cash at beginning of period	4,260	1,139,229
Cash at end of period	$ 25,256,901	$ 86,566